Notes receivable - RJB Enterprises, LLC (Details) - Notes receivable RJB Enterprises, LLC. $ in Thousands	1 Months Ended
Feb. 29, 2020 USD ($)
Disclosure of financial assets [line items]
Maximum borrowing amount against notes receivables	$ 7,000
Interest rate	1.57%